Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Sep. 30, 2025 $ / shares shares
November 1, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	365,000
Balance as of Weighted Average Exercise Price | $ / shares	$ 4.1
Balance as of Weighted Average Remaining Contractual Life (Years)	6 years 29 days
December 30, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	90,000
Balance as of Weighted Average Exercise Price | $ / shares	$ 2.21
Balance as of Weighted Average Remaining Contractual Life (Years)	7 years 3 months
October 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	1,013,750
Balance as of Weighted Average Exercise Price | $ / shares	$ 1.16
Balance as of Weighted Average Remaining Contractual Life (Years)	8 years 29 days
August 6, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	900,000
Balance as of Weighted Average Exercise Price | $ / shares	$ 0.54
Balance as of Weighted Average Remaining Contractual Life (Years)	9 years 9 months 29 days
March 29, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	1,562,686
Balance as of Weighted Average Exercise Price | $ / shares	$ 7.5
Balance as of Weighted Average Remaining Contractual Life (Years)	5 months 26 days
January 8, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	400,000
Balance as of Weighted Average Exercise Price | $ / shares	$ 2
Balance as of Weighted Average Remaining Contractual Life (Years)	3 years 3 months 7 days
May 27, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	13,500,000
Balance as of Weighted Average Exercise Price | $ / shares	$ 0.48
Balance as of Weighted Average Remaining Contractual Life (Years)	7 months 24 days
August 26, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance as of Exercisable | shares	253,425
Balance as of Weighted Average Exercise Price | $ / shares	$ 0.73
Balance as of Weighted Average Remaining Contractual Life (Years)	4 years 10 months 24 days